Note 7 - Accrued Liabilities (Details) - Accrued Liabilities (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities [Abstract]
Accrued salaries, wages, benefits and bonus	$ 39,988	$ 45,456	$ 65,581
Sales tax payable		4,409	877
Accrued accounting and legal fees	16,050		5,160
Customer deposit payable	8,500	580	36,540
Accrued interest	2,436	6,288	76,438
Other accrued liabilities	7,983	32,997	41,860
	$ 74,957	$ 89,730	$ 488,956